Low Income Housing Tax Credits and Other Tax Credit Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Affordable Housing Projects [Abstract]
Summary of the Company's Investments in Low Income Housing Projects Accounted for Using the Proportional Amortization Method
The following table presents the Company’s investments in LIHTC projects using the proportional amortization method as of the dates indicated:

	As of December 31,
	2022	2021
	(In thousands)
Current recorded investment included in other assets	$128,765	$81,035
Commitments to fund qualified affordable housing projects included in recorded investment noted above	84,145	48,399
The following table presents additional information related to the Company’s investments in LIHTC projects for the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Tax credits and other tax benefits recognized	$9,146	$6,484	$5,033
Amortization expense included in income tax expense	7,503	5,753	4,977